Operating Segments	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Operating Segments

Note 22 - Operating Segments

The Company’s reportable segments, which form the Company’s strategic business units, are described below:

●	Italy – Solar Plants – Operation of installations that convert the energy in sunlight into electrical energy that include approximately 19.7 MW that were connected to the national grid during the year ended December 31, 2024, approximately 18.1 MW that were connected to the national grid during the first quarter of 2025 and approximately 183 MW that have reached RtB status.

●	Spain – Solar Plants as follows:

(i)	approximately 7.9MWp aggregate installed capacity of solar power plants in Spain;

(ii)	Ellomay Solar S.L.U, a solar plant with a peak capacity of 28 MW in the municipality of Talaván, Cáceres, Spain, that was connected to the electricity grid at June 24, 2022; and

(iii)	51% of Talasol, with a peak capacity of 300 MW in the municipality of Talaván, Cáceres, Spain.

●	USA – Solar Plants with installed capacity of approximately 27.4 MW that have finished construction and were placed in service and approximately 22.5 MW that have reached RtB status, all in the Dallas Metropolitan area, Texas,.

●	Netherlands – Groen Gas Goor B.V., Groen Gas Oude-Tonge B.V. and Groen Gas Gelderland B.V. (BioGas), project companies operating anaerobic digestion plants in the Netherlands, with a green gas production capacity of approximately 3 million, 3.8 million and 9.5 million Nm3 per year, respectively.

●	Israel –

(i)	9.375% indirect interest in Dorad, which owns and operates a combined cycle power plant based on natural gas, with production capacity of approximately 850 MW, located south of Ashkelon, Israel;

(ii)	Pumped storage hydro power plant (Manara) – 83.333% indirect interest in a company constructing a 156 MW pumped storage hydro power plant in the Manara Cliff, Israel; and

(iii)	a solar plant of approximately 9 MWp installed capacity in Israel, that was sold during 2024 (see Note 23).

Factors that management used to identify the Company’s reportable segments

The Company’s strategic business units offer different products, and the allocation of resources and evaluation of performance is managed separately because they require different technology.

For each of the strategic business units, the Company’s chief operating decision maker (“CODM”) reviews internal management reports on at least a quarterly basis. The following summary describes the operations in each of the Company’s operating segments.

The Company presented the segments per geographical areas, as the information collected and analyzed by the CODM in connection with the segments is presented based on the physical location of the relevant operations.

The Company revised the headlines of its segment results to present the results also by geography. The change in presentation did not impact the segment results and the segment presentation for prior periods has been conformed to the current period segment presentation.

The CODM reviews the NIS denominated information on Dorad and the Solar Plant located in Israel (See Note 23) and the information presented in the tables below is translated into euro. The CODM reviews the results of Dorad according to the Company’s share in Dorad. In the reports analyzed by the CODM, the Solar Plant located in Israel is presented under the fixed asset model and not under the financial asset model as per IFRIC 12, see the adjusted gross profit calculation.

Performance is measured based on segment adjusted gross profit as included in reports that are regularly reviewed by the chief operating decision maker. Segment adjusted gross profit is used to measure performance as management believes that such information is the most relevant in evaluating the results of certain segments relative to other entities that operate within these industries.

	Italy	Spain			USA	Netherlands	Israel
		Subsidized Solar	28 MW	Talasol				Manara Pumped		Total reportable		Total
	Solar	Plants	Solar	Solar	Solar	Biogas	Dorad	Storage	Solar*	segments	Reconciliations	consolidated
	For the year ended December 31, 2024
	€ in thousands

Revenues	2,293	2,974	1,741	18,365	-	15,094	67,084	-	278	107,829	(67,362)	40,467
Operating expenses	(109)	(519)	(593)	(4,695)	-	(13,887)	(50,065)	-	(142)	(70,010)	50,207	(19,803)
Depreciation and amortization expenses	(89)	(919)	(1,088)	(11,453)	-	(2,316)	(2,489)	-	(48)	(18,402)	2,515	(15,887)
Gross profit (loss)	2,095	1,536	60	2,217	-	(1,109)	14,530	-	88	19,417	(14,640)	4,777

Adjusted gross profit (loss)	2,095	1,536	60	2,217	-	(1,109)	14,530	-	317	19,646	(14,869)	4,777
Project development costs												(4,101)
General and administrative expenses												(6,063)
Share of income of equity accounted investee												11,062
Other income, net												3,409
Operating profit												9,084
Financing income												2,495
Financing income in connection with derivatives and warrants, net												1,140

Financing expenses, net												(23,286)
Profit before taxes on income												(10,567)

Segment assets as at December 31, 2024	67,546	12,633	19,403	225,452	55,564	32,360	109,579	186,333	-	708,870	(31,613)	677,257

*	The results of the Talmei Yosef solar plant are presented as a discontinued operation and the plant was sold in June 2024. The gross profit of the Talmei Yosef solar plant located in Israel is adjusted to include income from the sale of electricity (approximately €1,264 thousand) and depreciation expenses (approximately €757 thousand) under the fixed asset model, which were not recognized as revenues and depreciation expenses, respectively, under the financial asset model as per IFRIC 12.
	Italy	Spain			USA	Netherlands	Israel
		Subsidized Solar	28 MW	Talasol				Manara Pumped		Total reportable		Total
	Solar	Plants	Solar	Solar	Solar	Biogas	Dorad	Storage	Solar*	segments	Reconciliations	consolidated
	For the year ended December 31, 2023
	€ in thousands

Revenues	-	2,791	4,051	24,971	-	17,021	63,973	-	675	113,482	(64,648)	48,834
Operating expenses	-	(517)	(1,825)	(5,786)	-	(14,733)	(47,322)	-	(342)	(70,525)	47,664	(22,861)
Depreciation and amortization expenses	-	(912)	(946)	(11,459)	-	(2,670)	(5,689)	-	(461)	(22,137)	6,125	(16,012)
Gross profit (loss)	-	1,362	1,280	7,726	-	(382)	10,962	-	(128)	20,820	(10,859)	9,961

Adjusted gross profit (loss)	-	1,362	1,280	7,726	-	(382)	10,962	-	1,223	22,171	(12,210)	9,961
Project development costs												(4,465)
General and administrative expenses												(5,283)
Share of income of equity accounted investee												4,320
Other income, net												-
Operating profit												4,533
Financing income												8,747
Financing income in connection with derivatives and warrants, net												251

Financing expenses, net												(12,555)
Profit before taxes on income												976

Segment assets as at December 31, 2023	43,071	12,807	19,691	231,142	6,612	31,164	97,339	172,096	28,297	642,219	(29,367)	612,852

*	The results of the Talmei Yosef solar plant are presented as a discontinued operation, and the plant was sold in June 2024. The gross profit of the Talmei Yosef solar plant located in Israel is adjusted to include income from the sale of electricity (approximately €3,844 thousand) and depreciation expenses (approximately €1,818 thousand) under the fixed asset model, which were not recognized as revenues and depreciation expenses, respectively, under the financial asset model as per IFRIC 12.
	Italy	Spain			USA	Netherlands	Israel
		Subsidized Solar	28 MW	Talasol				Manara Pumped		Total reportable		Total
	Solar	Plants	Solar	Solar	Solar	Biogas	Dorad	Storage	Solar*	segments	Reconciliations	consolidated
	For the year ended December 31, 2022
	€ in thousands

Revenues	-	3,264	3,597	32,740	-	12,640	62,813	-	1,119	116,173	(63,932)	52,241
Operating expenses	-	(322)	(1,399)	(8,764)	-	(13,186)	(47,442)	-	(418)	(71,531)	47,860	(23,671)
Depreciation and amortization expenses	-	(908)	(427)	(11,400)	-	(2,824)	(6,339)	-	(512)	(22,410)	6,830	(15,580)
Gross profit (loss)	-	2,034	1,771	12,576	-	(3,370)	9,032	-	189	22,232	(9,242)	12,990
Adjusted gross profit (loss)	-	2,034	1,771	12,576	-	(3,370)	9,032	-	1,565	23,608	(10,618)	12,990
Project development costs												(3,784)
General and administrative expenses												(5,855)
Share of income of equity accounted investee												1,206
Other income, net												-
Operating profit												4,557
Financing income												6,443
Financing income in connection with derivatives and warrants, net												605

Financing expenses, net												(10,524)
Profit before taxes on income												1,081

Segment assets as at December 31, 2022	22,608	14,577	20,090	244,584	-	32,002	107,079	137,432	34,750	613,122	(36,965)	576,157

*	The results of the Talmei Yosef solar plant are presented as a discontinued operation and the plant was sold in June 2024. The gross profit of the Talmei Yosef solar plant located in Israel is adjusted to include income from the sale of electricity (approximately €4,546 thousand) and depreciation expenses (approximately €2,051 thousand) under the fixed asset model, which were not recognized as revenues and depreciation expenses, respectively, under the financial asset model as per IFRIC 12.

Geographical information

The Company is domiciled in Israel and it operates in Israel, Spain, Italy and USA through its subsidiaries that promote, develop and own Solar Plants, in the Netherlands through its subsidiaries that own anaerobic digestion plants and also in Israel through Ellomay Luzon Energy.

The following table lists the revenues from the Company’s operations in Italy, Spain, Israel and the Netherlands:

	For the year ended December 31
	2024	2023	2022
	€ in thousands
Italy solar segment	2,293	-	-
Spanish solar segment	2,974	2,791	3,264
Ellomay Solar segment (Spain)	1,741	4,051	3,597
Talasol solar segment (Spain)	18,365	24,971	32,740
Netherlands biogas segment	15,094	17,021	12,640

Total revenues	40,467	48,834	52,241

The following table lists the non-current assets, net from the Company’s operations in Spain, Israel, USA, Italy and the Netherlands:

	As at December 31
	2024	2023
Non-current assets (*)	€ in thousands
Spain	222,892	238,580
Israel	229,665	195,248
USA	53,750	6,041
Italy	58,038	33,711
Netherlands	25,051	25,871
Total fixed assets, net	589,396	499,451

(*)	Other than financial instruments, deferred tax assets and employee benefit assets.